 As filed with the Securities and Exchange Commission on September 5, 2000.
                                                         File No. 333-19607
                                                                   811-7426

                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D. C. 20549

                             FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                           [ ]
                                      -------
         Post-Effective Amendment No.   7                      [X]
                                      -------

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

           Amendment No.    62                                 [X]
                         ---------

            HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                       SEPARATE ACCOUNT ONE
                    (Exact Name of Registrant)

            HARTFORD LIFE and ANNUITY INSURANCE COMPANY
                       (Name of Depositor)

                         P. O. BOX 2999
                     HARTFORD, CT 06104-2999
           (Address of Depositor's Principal Offices)

                         (860) 843-6733
        (Depositor's Telephone Number, Including Area Code)

                    Marianne O'Doherty, ESQ.
                          HARTFORD LIFE
                         P. O. BOX 2999
                     HARTFORD, CT 06104-2999
             (Name and Address of Agent for Service)

        It is proposed that this filing will become effective:

        ___ immediately upon filing pursuant to paragraph (b) of Rule 485 _X_ on September 5, 2000 pursuant to paragraph (b) of Rule 485 ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
        ___  on May 1, 2000 pursuant to paragraph (a)(1) of Rule 485
        ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

                                  PARTS A AND B


The Prospectus and Statement of Additional Information (including all financial statements therein) are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 7, by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 333-19607), as filed on April 11, 2000 and declared effective on May 1, 2000.

A Supplement to the Prospectus, dated September 5, 2000 is included in Part A of this Post-Effective Amendment.

                       DIRECTOR IMMEDIATE VARIABLE ANNUITY

                              SEPARATE ACCOUNT ONE

                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

     SUPPLEMENT DATED SEPTEMBER 5, 2000 TO THE PROSPECTUS DATED MAY 1, 2000

In the "Highlights" section under the sub-section "What type of sales charge will I Pay?", due to an administrative error, the Contingent Deferred Sales Charge table should be deleted and replaced with the following table:

  ---------------------------------------- -----------------------------
                CONTRACT YEAR
              SURRENDER CHARGE
            AS A PERCENTAGE OF                 CONTINGENT DEFERRED
              COMMUTED VALUE                      SALES CHARGE
  ---------------------------------------- -----------------------------
                     1                                   6%
  ---------------------------------------- -----------------------------
                     2                                   6%
  ---------------------------------------- -----------------------------
                     3                                   5%
  ---------------------------------------- -----------------------------
                     4                                   5%
  ---------------------------------------- -----------------------------
                     5                                   4%
  ---------------------------------------- -----------------------------
                     6                                   3%
  ---------------------------------------- -----------------------------
                     7                                   2%
  ---------------------------------------- -----------------------------
                 8 or more                               0%
  ---------------------------------------- -----------------------------


HV - 2746
333-19607

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

      (a) All financial statements are included in Part A and Part B of the Registration Statement.

      (b)  (1)    Resolution of the Board of Directors of Hartford Life and
                  Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

           (2)    Not applicable.

           (3)    (a)    Principal Underwriter Agreement.(2)

           (3)    (b)    Form of Dealer Agreement.(3)

           (4) Form of Individual Single Premium Immediate Variable Annuity Contract.(3)

           (5)    Form of Application.(3)

           (6)    (a)    Certificate of Incorporation of Hartford.(4)

           (6)    (b)    Bylaws of Hartford.(2)

           (7)    Not applicable.

           (8)    Form of Participation Agreement.(5)

-----------------------------------------
         (1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73568, dated
                  May 1, 1995.

         (2) Incorporated by reference to Post-Effective Amendment No. 3, to the Registration Statement File No. 33-73568, dated May 1, 1996.

         (3) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19607, dated May 12, 1997.

         (4) Incorporated by reference to Pre-Effective Amendment No. 1, to the Registration Statement File No. 333-19607, dated May 12, 1997.

         (5) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 333-91921, dated August 25, 2000.

           (9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

           (10)   Consent of Arthur Andersen LLP, Independent Public
                  Accountants.

           (11)   No financial statements are omitted.

           (12)   Not applicable.

           (13)   Not applicable.

           (14)   Not applicable.

           (15)   Copy of Power of Attorney.

           (16)   Organizational Chart.(6)


Item 25.   Directors and Officers of the Depositor

--------------------------------------- --------------------------------------------------------------------------
NAME                                    POSITION WITH HARTFORD
--------------------------------------- --------------------------------------------------------------------------
David A. Carlson                        Vice President
--------------------------------------- --------------------------------------------------------------------------
Peter W. Cummins                        Senior Vice President
--------------------------------------- --------------------------------------------------------------------------
Bruce Ferris                            Vice President
--------------------------------------- --------------------------------------------------------------------------
Timothy M. Fitch                        Vice President & Actuary
--------------------------------------- --------------------------------------------------------------------------
Mary Jane B. Fortin                     Vice President & Chief Accounting Officer
--------------------------------------- --------------------------------------------------------------------------
David T. Foy                            Senior Vice President, Chief Financial Officer & Treasurer, Director*
--------------------------------------- --------------------------------------------------------------------------
Lynda Godkin                            Senior Vice President, General Counsel, and Corporate Secretary, Director
--------------------------------------- --------------------------------------------------------------------------
Lois W. Grady                           Senior Vice President
--------------------------------------- --------------------------------------------------------------------------
Stephen T. Joyce                        Senior Vice President
--------------------------------------- --------------------------------------------------------------------------
Michael D. Keeler                       Vice President
--------------------------------------- --------------------------------------------------------------------------
Robert A. Kerzner                       Senior Vice President
--------------------------------------- --------------------------------------------------------------------------

-----------------------------------
         (6) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-19607, dated April 11, 2000.

--------------------------------------------- ----------------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
--------------------------------------------- ----------------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------- ----------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------- ----------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------- ----------------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer, Director*
--------------------------------------------- ----------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the of above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit 16.

Item 27. Number of Contract Owners

         As of July 31, 2000, there were 331,332 Contract Owners.

Item 28. Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify.
         Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

 (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One
     Hartford Life Insurance Company - Separate Account Two
     Hartford Life Insurance Company - Separate Account Two
      (DC Variable Account I)
     Hartford Life Insurance Company - Separate Account Two
      (DC Variable Account II)
     Hartford Life Insurance Company - Separate Account Two
      (QP Variable Account)
     Hartford Life Insurance Company - Separate Account Two
      (Variable Account "A")
     Hartford Life Insurance Company - Separate Account Two
      (NQ Variable Account)
     Hartford Life Insurance Company - Putnam Capital Manager Trust
      Separate Account
     Hartford Life Insurance Company - Separate Account Three
     Hartford Life Insurance Company - Separate Account Five
     Hartford Life Insurance Company - Separate Account Seven
     Hartford Life and Annuity Insurance Company - Separate Account One Hartford Life and Annuity Insurance Company - Putnam Capital Manager
      Trust Separate Account Two
     Hartford Life and Annuity Insurance Company - Separate Account Three Hartford Life and Annuity Insurance Company - Separate Account Five Hartford Life and Annuity Insurance Company - Separate Account Six Hartford Life and Annuity Insurance Company - Separate Account Seven Hart Life Insurance Company - Separate Account One
     Hart Life Insurance Company - Separate Account Two
     American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
     Servus Life Insurance Company - Separate Account Two

(b)  Directors and Officers of HSD

                                   Positions and Offices
               Name                With Underwriter
              ------               ------------------------------------
          David A. Carlson         Vice President
          Peter W. Cummins         Senior Vice President
          David T. Foy             Treasurer
          Lynda Godkin             Senior Vice President, General Counsel and
                                   Corporate Secretary
          George R. Jay            Controller
          Robert A. Kerzner        Executive Vice President
          Thomas M. Marra          Executive Vice President, Director
          Paul E. Olson            Supervising Registered Principal
          Lowndes A. Smith         President and Chief Executive Officer,
                                   Director

          Unless otherwise indicated, the principal business address of each of the above individuals is P. O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.  Management Services

          All management contracts are discussed in Part A and Part B of the Registration Statement dated May 3, 1999 and filed with the Commission on April 13, 1999.

Item 32.  Undertakings

     (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

     (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

          The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 5th day of September, 2000.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT ONE
          (Registrant)

*By: Thomas M. Marra                               *By: /s/ Marianne O'Doherty
     ------------------------                         ------------------------
Thomas M. Marra, President                                Marianne O'Doherty
                                                          Attorney-in-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
          (Depositor)

*By:  Thomas M. Marra
      ------------------------------
      Thomas M. Marra, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief        *By: /s/ Marianne O'Doherty
     Financial Officer & Treasurer, Director*             ---------------------
Lynda Godkin, Senior Vice President, General               Marianne O'Doherty
     Counsel and Corporate Secretary, Director*            Attorney-in-Fact
Thomas M. Marra, President, Director*
Lowndes A. Smith, Chief Executive                     Dated: September 5, 2000
     Officer, Director*
David M. Znamierowski, Senior Vice President and
     Chief Investment Officer, Director*

                             EXHIBIT INDEX



(9) Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

(10)       Consent of Arthur Andersen LLP, Independent Public Accountants.

(15)       Copy of Power of Attorney.